Other Assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Other Assets, Net

Other assets, net consist of the following (in millions):

	As of December 31,
	2014	2013
Deferred financing costs - noncurrent	$7.1	$1.6
Equity method investments	169.7	102.0
Derivative assets - noncurrent	164.8	174.1
Other assets	102.8	51.9

Other assets, net	$444.4	$329.6